Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned or controlled subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2025, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 4). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 15). As of June 30, 2025, under the Plan, the Company has issued to its common stockholders 21,807,619 shares, in aggregate. As of June 30, 2025, the aggregate outstanding share capital was 120,269,324 common shares. As of June 30, 2025, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 63.6% of the outstanding common shares, in the aggregate.

During the fourth quarter of 2022, the Company established a dry bulk operating platform under Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands (Note 14). CBI charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions.

Neptune Maritime Leasing Limited (“NML”) was established in 2021 to acquire, own and bareboat charter-out vessels through its wholly-owned subsidiaries. In March 2023, the Company entered into an agreement with NML pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML.

On April 17, 2025, the Board of Directors of the Company approved the previously announced spin-off of its dry bulk business into a standalone public company, Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (“Spin-Off”). As part of the Spin-Off, the Company undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business. These transactions were governed by a Separation and Distribution Agreement, which, among others defined the framework and execution of the separation. The Company had previously contributed to Costamare Bulkers the shares of 67 wholly-owned companies, out of which 38 companies own dry bulk vessels, 17 companies had previously owned and sold or had agreed to sell their dry bulk vessels and 12 companies are to be used for future dry bulk vessel acquisitions. On the same date, Costamare Bulkers further contributed these 67 companies to its wholly-owned subsidiary, Costamare Bulkers Ships Inc.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers also acquired the shares of CBI from Costamare and a minority shareholder.  The shares of Costamare Bulkers began “regular way” trading separately from the Company shares on the NYSE on May 7, 2025. The distribution of Costamare Bulkers shares to the shareholders of the Company was recorded at the carrying amount of Costamare Bulkers net assets of $699,239 as of May 6, 2025. In connection with the Spin-Off and in accordance with the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business, and settled or extinguished all intercompany balances between Costamare and Costamare Bulkers.

The assets and liabilities of Costamare Bulkers on May 6, 2025, were as follows:

May 6, 2025
Cash and cash equivalents and restricted cash	$131,791
Margin deposits	28,247
Accounts receivable, net	37,443
Inventories	38,377
Due from related parties	12,157
Fair value of derivatives	256
Insurance claims receivable	3,291
Prepayments and other assets	37,022
Vessels held for sale	7,801
Vessels and advances, net	634,727
Deferred charges, net	21,583
Operating leases, right-of-use assets	246,689
Total assets	1,199,384
Long-term debt, net of deferred financing costs	(171,910)
Accounts payable	(27,330)
Due to related parties	(16,407)
Operating lease liabilities	(242,150)
Accrued liabilities	(13,505)
Unearned revenue	(14,102)
Fair value of derivatives	(6,078)
Other current liabilities	(8,663)
Total liabilities	(500,145)
Net assets of Costamare Bulkers	$699,239

Results of operations, cash flows, assets and liabilities that were part of the entities spun off are reported as discontinued operations for all periods presented (Note 3).

As of June 30, 2025, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 twenty-foot equivalent units (“TEU”) through wholly-owned subsidiaries. As of December 31, 2024, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 TEU, through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators.

At June 30, 2025, Costamare had 83 wholly-owned subsidiaries incorporated in the Republic of Liberia and 13 incorporated in the Republic of the Marshall Islands. In addition, as of June 30, 2025, Costamare controlled one company incorporated under the laws of Jersey, which had 46 subsidiaries incorporated in the Republic of the Marshall Islands and five incorporated in the Republic of Liberia.

Revenues for the six-month periods ended June 30, 2024 and 2025, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2024	2025
A	22%	15%
B	13%	16%
C	21%	24%
D	10%	9%
E	10%	10%
Total	76%	74%

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2024 and 2025 is presented in the table below:

	2024	2025
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$656,880	$442,703
Restricted cash – current portion	17,203	20,523
Restricted cash – non-current portion	45,922	42,356
Total cash, cash equivalents and restricted cash	$720,005	$505,582

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, filed with the SEC on February 20, 2025.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.